EARNINGS PER SHARE (Schedule of reconciliation for calculation of basic and diluted earnings per share) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Earnings Per Share [Abstract]
Net income (loss) from continuing operations after income taxes	$ 13,158,795	$ (4,601,572)
Net loss from discontinued operations after income taxes	(2,242,644)	(3,228,056)
Net income (loss)	$ 10,916,151	$ (7,829,628)
Weighted average number of common shares outstanding	118,308,584	104,841,540
Dilutive effect of warrants and stock options outstanding	2,833,093	0
Diluted weighted average number of common shares outstanding	121,141,677	104,841,540
Basic earnings (loss) per share, continuing operations	$ 0.11	$ (0.04)
Diluted earnings (loss) per share, continuing operations	0.11	(0.04)
Basic loss per share from discontinued operations	(0.02)	(0.03)
Diluted loss per share, discontinued operations	(0.02)	(0.03)
Basic earnings (loss) per share	0.09	(0.07)
Diluted earnings (loss) per share	$ 0.09	$ (0.07)